Variable interest entity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets	$ 13,373,531	$ 20,367,735
Other assets	5,260,740	8,110,669
Total assets	16,634,271	28,478,404
Total liabilities	(10,132,589)	(12,577,534)
Net assets	6,577,119	15,050,718
Current liabilities:
Accounts payable	3,216,364	4,530,740
Deferred revenue	1,460,249	1,405,374
Lease liabilities	39,861	185,146
Taxes payable	653,085	701,873
Total current liabilities	10,105,817	12,267,992
Deferred tax liabilities		81,992
Lease liabilities - noncurrent	8,602	95,947
Revenues	5,505,734	9,641,080	$ 14,532,941
Gross profit	1,978,332	2,267,428	9,814,848
Income (loss) from operations	(14,384,903)	(14,473,463)	4,367,697
Net income (loss)	(15,266,979)	(13,872,232)	3,998,274
Net income (loss) attributable to noncontrolling interest	(919,106)	(353,681)	61,886
V I Es [Member]
Current assets	1,504,164	8,777,215
Other assets	9,008,407	7,573,750
Total assets	10,512,571	16,350,965
Total liabilities	(27,769,551)	(21,063,981)
Net assets	(17,256,980)	(4,713,016)
Current liabilities:
Accounts payable	428,049	500,742
Bank loans - current	3,548,242	4,496,883
Other payables and accrued liabilities	1,134,344	947,980
Due to related parties	53,671
Other payable - intercompany	16,448,028	11,023,791
Deferred revenue	5,437,499	2,218,458
Lease liabilities	39,861	185,145
Taxes payable	653,085	1,381,440
Total current liabilities	27,742,779	20,754,439
Deferred tax liabilities		81,992
Bank loans - noncurrent	18,170	131,603
Lease liabilities - noncurrent	8,602	95,947
Total liabilities	27,769,551	21,063,981
Revenues	6,093,457	9,894,064	14,532,941
Gross profit	2,566,055	2,520,414	9,814,848
Income (loss) from operations	(13,046,004)	(13,932,990)	4,367,697
Net income (loss)	(13,224,939)	(13,836,367)	4,060,160
Net income (loss) attributable to INFOBIRD CO., LTD	(12,305,833)	(13,482,686)	3,998,274
Net income (loss) attributable to noncontrolling interest	$ (919,106)	$ (353,681)	$ 61,886